Related parties - Balances to related parties (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Non-current prepayments and financial receivables		$ 2,073	$ 1,379	$ 1,291
Trade and other receivables		10,819	13,590	13,204
Current prepayments and financial receivables	[1]	3,885	6,084	5,300
Liabilities
Non-current provisions and other liabilities		14,715	12,927	15,304
Trade and other payables		9,700	11,110	9,556
Current provisions and other liabilities		3,299	2,384	2,314
Current finance debt		4,047	7,223	$ 5,996
Norwegian State's Direct Financial Interests
Assets
Non-current prepayments and financial receivables		0	0
Trade and other receivables		123	229
Liabilities
Non-current provisions and other liabilities		170	274
Trade and other payables		1,356	1,547
Current finance debt		131	257
Equity accounted companies and other related parties
Assets
Non-current prepayments and financial receivables		425	294
Trade and other receivables		80	106
Current prepayments and financial receivables		0	5
Liabilities
Non-current provisions and other liabilities		0	0
Trade and other payables		99	46
Current finance debt		21	0
Third parties
Assets
Non-current prepayments and financial receivables		1,648	1,085
Trade and other receivables		10,616	13,255
Current prepayments and financial receivables		3,885	6,079
Liabilities
Non-current provisions and other liabilities		14,544	12,652
Trade and other payables		8,245	9,517
Current provisions and other liabilities		3,299	2,384
Current finance debt		$ 3,895	$ 6,966

[1]
1) Amounts as at 1 January 2024 and 31 December 2024 have been restated due to a change in classification of cash collaterals for commodity derivative transactions. For more information see note 2 Accounting policies.